CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit losses | $	$ 6,198		$ 4,236
Ordinary shares, par value | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	120,000,000		120,000,000
Ordinary shares, shares issued	85,184,889		84,144,328
Ordinary shares, shares outstanding	81,703,366		80,662,805
Treasury stock, ordinary shares	3,481,523		3,481,523